Results related to derecognition of financial liabilities	9 Months Ended
Sep. 30, 2023
Results related to derecognition of financial liabilities
Results related to derecognition of financial liabilities

18. Results related to derecognition of financial liabilities

	Nine month period
	ended September 30,
	2023	2022
	€1,000	€1,000

Gain on waivers of Amylon convertible loans	1,866	1,144
Loss on extinguishment of Pontifax and Kreos convertible loans	—	(4,016)
	1,866	(2,872)

Refer to note 9 for a description of convertible loans issued to Amylon.